Short-Term and Long-Term Borrowings - Schedule of Short-Term Bank Loans (Details) - Short-term Bank Loans [Member]		12 Months Ended
		Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)		Sep. 30, 2024 CNY (¥)		Sep. 30, 2023 CNY (¥)
Short-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 16,036,184				¥ 117,000,000
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 2,422,481	[1]	$ 2,604,167	[2]	¥ 17,000,000	[1]	¥ 19,000,000	[2]
Issuance Date		Jul. 02, 2024	[1]	Jul. 21, 2023	[2]
Expiration Date		Jun. 02, 2025	[1]	Jul. 01, 2024	[2]
Interest		3.80%	[1]	3.70%	[2]	3.80%	[1]	3.70%	[2]
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 142,499	[1]	$ 137,061	[2]	¥ 1,000,000	[1]	¥ 1,000,000	[2]
Issuance Date		Jul. 02, 2024	[1]	Jul. 21, 2023	[2]
Expiration Date		Nov. 01, 2024	[1]	Jul. 01, 2024	[2]
Interest		3.80%	[1]	3.70%	[2]	3.80%	[1]	3.70%	[2]
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 854,993	[1]	$ 274,123	[2]	¥ 6,000,000	[1]	¥ 2,000,000	[2]
Issuance Date		Jul. 29, 2024	[1]	Jul. 27, 2023	[2]
Expiration Date		Jul. 29, 2025	[1]	Feb. 26, 2024	[2]
Interest		2.88%	[1]	3.42%	[2]	2.88%	[1]	3.42%	[2]
Bank of Beijing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 1,424,989				¥ 10,000,000
Issuance Date	[1]	Apr. 03, 2024
Expiration Date	[1]	Apr. 03, 2025
Interest	[1]	3.65%				3.65%
Bank of Communications [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 854,993	[1]	$ 1,233,553		¥ 6,000,000	[1]	¥ 9,000,000
Issuance Date		Nov. 24, 2023	[1]	Jun. 29, 2023
Expiration Date		Nov. 23, 2024	[1]	Jun. 28, 2024
Interest		4.35%	[1]	3.70%		4.35%	[1]	3.70%
Postal Savings Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 2,849,977				¥ 20,000,000
Issuance Date	[1]	Jan. 02, 2024
Expiration Date	[1]	Dec. 31, 2024
Interest	[1]	3.65%				3.65%
Industrial and Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 446,562				¥ 3,133,800
Issuance Date	[1]	Aug. 16, 2024
Expiration Date	[1]	Aug. 20, 2025
Interest	[1]	3.00%				3.00%
Industrial and Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 550,929				¥ 3,866,200
Issuance Date	[1]	Aug. 20, 2024
Expiration Date	[1]	Aug. 16, 2025
Interest	[1]	3.00%				3.00%
China CITIC Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 712,494				¥ 5,000,000
Issuance Date	[1]	Sep. 24, 2024
Expiration Date	[1]	Sep. 23, 2025
Interest	[1]	3.00%				3.00%
Industrial and Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 1,424,989				¥ 10,000,000
Issuance Date		Sep. 29, 2024
Expiration Date		Sep. 28, 2025
Interest		3.00%				3.00%
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 284,998	[1]	$ 548,246	[2]	¥ 2,000,000	[1]	¥ 4,000,000	[2]
Issuance Date		Aug. 06, 2024	[1]	Jul. 26, 2023	[2]
Expiration Date		Aug. 05, 2025	[1]	Jul. 25, 2024	[2]
Interest		3.45%	[1]	3.42%	[2]	3.45%	[1]	3.42%	[2]
Chengdu Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 1,424,989				¥ 10,000,000
Issuance Date	[1]	Dec. 22, 2023
Expiration Date	[1]	Dec. 21, 2024
Interest	[1]	3.55%				3.55%
China Construction Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 712,494				¥ 5,000,000
Issuance Date	[1]	Mar. 11, 2024
Expiration Date	[1]	Mar. 10, 2025
Interest	[1]	3.95%				3.95%
Bank of Chengdu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 712,494				¥ 5,000,000
Issuance Date	[1]	Jul. 25, 2024
Expiration Date	[1]	Jul. 23, 2025
Interest	[1]	3.70%				3.70%
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 1,424,989	[1]	$ 1,370,614	[2]	¥ 10,000,000	[1]	¥ 10,000,000	[2]
Issuance Date		Aug. 23, 2024	[1]	Jun. 29, 2023	[2]
Expiration Date		Aug. 23, 2025	[1]	Jan. 28, 2024	[2]
Interest		3.45%	[1]	3.65%	[2]	3.45%	[1]	3.65%	[2]
Short-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 16,244,870				¥ 114,000,000
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 548,246				¥ 4,000,000
Issuance Date	[2]			Jul. 27, 2023
Expiration Date	[2]			Jul. 25, 2024
Interest	[2]			3.42%				3.42%
Bank of Ningbo [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 1,370,613				¥ 10,000,000
Issuance Date				Jun. 21, 2023
Expiration Date				Jun. 15, 2024
Interest				4.55%				4.55%
Bank of Jiangsu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 685,307				¥ 5,000,000
Issuance Date				Aug. 15, 2023
Expiration Date				Aug. 14, 2024
Interest				4.05%				4.05%
Bank of Jiangsu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 411,184				¥ 3,000,000
Issuance Date				Aug. 15, 2023
Expiration Date				Aug. 13, 2024
Interest				4.05%				4.05%
Agricultural Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 1,370,614				¥ 10,000,000
Issuance Date				Nov. 09, 2022
Expiration Date				Nov. 01, 2023
Interest				3.65%				3.65%
Bank of Beijing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 1,370,614				¥ 10,000,000
Issuance Date				Apr. 28, 2023
Expiration Date				Apr. 27, 2024
Interest				3.65%				3.65%
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 685,307				¥ 5,000,000
Issuance Date	[2]			May 17, 2023
Expiration Date	[2]			Nov. 14, 2023
Interest	[2]			3.80%				3.80%
Agricultural Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 1,370,614				¥ 10,000,000
Issuance Date	[2]			Jan. 01, 2023
Expiration Date	[2]			Jan. 01, 2024
Interest	[2]			3.65%				3.65%
Bank of Chengdu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 685,307				¥ 5,000,000
Issuance Date	[2]			Jul. 25, 2023
Expiration Date	[2]			Jul. 24, 2024
Interest	[2]			5.65%				5.65%
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 1,370,614				¥ 10,000,000
Issuance Date	[2]			Aug. 21, 2023
Expiration Date	[2]			Aug. 21, 2024
Interest	[2]			5.55%				5.55%
Bank of Zijin Rural Commercial [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[3]			$ 284,998				¥ 2,000,000
Issuance Date	[3]			Mar. 29, 2023
Expiration Date	[3]			Mar. 28, 2025
Interest	[3]			4.35%				4.35%
Bank of Zijin Rural Commercial [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[4]			$ 676,870				¥ 4,750,000
Issuance Date	[4]			Mar. 03, 2023
Expiration Date	[4]			Mar. 03, 2025
Interest	[4]			4.35%				4.35%
Bank of Zijin Rural Commercial [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[4]			$ 748,118				¥ 5,250,000
Issuance Date	[4]			Jan. 31, 2023
Expiration Date	[4]			Jan. 20, 2025
Interest	[4]			4.35%				4.35%
Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 1,709,986				¥ 12,000,000

[1]	As of September 30, 2024, all the short term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. Among them, a total of $3,277,474 short term bank loans were pledged by the personal assets owned by them. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.
[2]	As of September 30, 2023, a total of $9,594,299 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2023.
[3]	As of September 30, 2024, a total of $284,998 bank loans were obtained through pledging a fixed certificate of deposit worth $314,922, of which $314,922 is included in the restricted cash.
[4]	As of September 30, 2024, a total of $1,424,988 long term bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.